Trade receivables and Prepayments and other receivables	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Disclosure of trade and other receivables [text block]
Note 24	Trade receivables and Prepayments and other receivables

Amounts in US$ '000	2017	2016
Trade receivables	19,519	18,426
	19,519	18,426
To be recovered from co-venturers (Note 33)	2,455	3,311
Related parties receivables (Note 33)	56	42
Prepayments and other receivables	5,242	4,290
	7,753	7,643
Total	27,272	26,069

Classified as follows:
Current	27,037	25,828
Non current	235	241
Total	27,272	26,069

Trade receivables that are aged by less than three months are not considered impaired. As of 31 December 2017 and 2016, there are no balances that were aged by more than 3 months, but not impaired. These relate to customers for whom there is no recent history of default. There are no balances overdue between 31 days and 90 days as of 31 December 2017 and 2016.

Movements on the Group provision for impairment are as follows:

Amounts in US$ '000	2017	2016
At 1 January	741	596
Foreign exchange (income) loss	(147)	145
	594	741

The credit period for trade receivables is 30 days. The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable. The Group does not hold any collateral as security related to trade receivables.

The carrying value of trade receivables is considered to represent a reasonable approximation of its fair value due to their short-term nature.